Taxes on Income (Theoretical Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Income before income taxes, as reported in the statements of income	$ 49	$ 628	$ 1,364
Statutory tax rate (in Israel)	23.00%	23.00%	23.00%
Theoretical tax expense	$ 11	$ 144	$ 314
Add (less) the tax effect of [Abstract]
Tax benefits deriving from the Law for Encouragement of Capital Investments net of natural Resources Tax	(6)	(8)	(20)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries	(4)	(15)	(186)
Tax on dividend	2	2	0
Deductible temporary differences (including carryforward losses) for which deferred taxes assets were not recorded and non-deductible expenses	14	17	24
Taxes in respect of prior years	(2)	(5)	0
Differences in measurement basis (mainly ILS/USD)	10	15	(11)
Other Differences	0	(3)	8
Taxes on income included in the income statements	$ 25	$ 147	$ 129